Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	COMMUNICATIONS SYSTEMS, INC.
Entity Central Index Key	0000022701
Entity Tax Identification Number	41-0957999
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	10900 Red Circle Drive
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55343
City Area Code	(952)
Local Phone Number	996-1674
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false